PREPAID EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSE

NOTE 4 – PREPAID EXPENSE

As of March 31, 2022 and December 31, 2021, the balances in prepaid expenses was $100,000 and $464,336.

$100,000 of the prepaid expense in both periods relates to a January 9, 2020 agreement entered into by the Company with recording and performance artist, Matchbox Twenty “MT Agreement”), to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020. This tour which has been delayed due to Covid-19 is expected to commence in summer of 2022.

NOTE 3 – PREPAID EXPENSE

As of December 31, 2021 and December 31, 2020, the balances in prepaid expenses was $464,336 and $100,000.

$100,000 of the prepaid expense in both periods relates to a Jan 9th, 2020 an agreement entered into by the Company with recording and performance artist, Matchbox Twenty “MT Agreement”), to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4th.

Additionally, during the last half of 2021, the Company advanced $364,336 to Stage It prior to the consummation of the State It transaction which occurred on February 14, 2021. See Note 14 Subsequent Events